Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Receivables

	December 31, 2021	December 31, 2020

Trade receivables from provisionally priced sales	$13,645	$50,459
Other receivables	2,435	8,701
Due from related parties (Note 22)	39	852
	$16,119	$60,012